RELATED PARTY TRANSACTIONS	3 Months Ended
Nov. 30, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

3. RELATED PARTY TRANSACTIONS

During the three months ended November 30, 2016, the Company incurred wages of $28,000 (November 30, 2015 - $nil), $32,500 (November 30, 2015 - $26,000), $55,313 (November 30, 2015 - $44,250) and $12,750 (November 30, 2015 - $nil) to the Executive Vice President of Fuel Cell Operations, the Chief Operating Officer, the President and Chief Executive Officer, and the Managing Director of Francophone Countries of the Company, respectively. As of November 30, 2016, unpaid wages of $820,930 (August 31, 2016 - $720,037) were owed to the related parties and are included in accrued liabilities.

At November 30, 2016, the Company owed notes payable of $75,000 (August 31, 2016 - $75,000) to a former director of the Company.  The notes are non-interest bearing, unsecured and due on demand.